UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-08006

                          Scudder MG Investments Trust
                          ----------------------------
               (Exact name of registrant as specified in charter)


                                One South Street
                               Baltimore, MD 21202
               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  10/31
                          -----

Date of reporting period: 7/31/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder High Income Plus Fund
Investment Portfolio as of July 31, 2005 (Unaudited)
-----------------------------------------------------------------------------------------------------------------------

                                                                                         Principal
                                                                                         Amount ($)(e)        Value ($)
                                                                                    -----------------------------------

Corporate Bonds 78.4%
Consumer Discretionary 18.9%
155 East Tropicana LLC/Finance, 144A, 8.75%, 4/1/2012                                      870,000             856,950
Adesa, Inc., 7.625%, 6/15/2012                                                             341,000             347,820
AMC Entertainment, Inc., 8.0%, 3/1/2014                                                  1,683,000           1,548,360
AutoNation, Inc., 9.0%, 8/1/2008                                                           560,000             617,400
Aztar Corp., 7.875%, 6/15/2014                                                           1,579,000           1,681,635
Bally Total Fitness Holdings Corp., 10.5%, 7/15/2011                                       382,000             387,730
Cablevision Systems New York Group, Series B, 7.89%**, 4/1/2009                            564,000             581,625
Caesars Entertainment, Inc.:
8.875%, 9/15/2008                                                                          500,000             556,250
9.375%, 2/15/2007                                                                          300,000             318,750
Charter Communications Holdings LLC:
Step-up Coupon,, 0% to 5/15/2006, 11.75% to 5/15/2011                                      805,000             579,600
9.625%, 11/15/2009 (c)                                                                   1,770,000           1,416,000
10.25%, 9/15/2010                                                                        3,371,000           3,480,557
Cooper-Standard Automotive, Inc., 8.375%, 12/15/2014                                     1,312,000           1,154,560
CSC Holdings, Inc.:
7.25%, 7/15/2008                                                                           395,000             399,938
7.875%, 12/15/2007                                                                       1,655,000           1,710,856
Dex Media East LLC/Financial, 12.125%, 11/15/2012                                        4,478,000           5,340,015
Dura Operating Corp.:
Series B, 8.625%, 4/15/2012 (c)                                                            604,000             573,800
Series B, 9.0%, 5/1/2009                                                    EUR            186,000             180,413
EchoStar DBS Corp., 6.625%, 10/1/2014                                                      293,000             290,803
Foot Locker, Inc., 8.5%, 1/15/2022                                                         850,000             941,375
Ford Motor Co., 7.45%, 7/16/2031                                                           450,000             381,536
General Motors Corp., 8.25%, 7/15/2023                                                      56,000              50,120
Gregg Appliances, Inc., 144A, 9.0%, 2/1/2013                                               535,000             517,613
Interep National Radio Sales, Inc., Series B, 10.0%, 7/1/2008                              704,000             529,760
ITT Corp., 7.375%, 11/15/2015                                                              855,000             949,050
Jacobs Entertainment, Inc.:
11.875%, 2/1/2009                                                                        2,155,000           2,327,400
144A, 11.875%, 2/1/2009                                                                    905,000             977,400
Levi Strauss & Co.:
8.254%**, 4/1/2012                                                                         660,000             660,000
12.25%, 12/15/2012                                                                         380,000             426,550
Liberty Media Corp.:
7.875%, 7/15/2009                                                                           45,000              47,803
8.5%, 7/15/2029                                                                             45,000              45,907
Mandalay Resort Group, Series B, 10.25%, 8/1/2007                                          185,000             202,113
Mediacom LLC, 9.5%, 1/15/2013 (c)                                                          687,000             702,458
MGM MIRAGE:
8.375%, 2/1/2011 (c)                                                                     2,115,000           2,318,569
9.75%, 6/1/2007                                                                            880,000             949,300
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010                                          445,000             483,381
NCL Corp., 144A, 11.625%, 7/15/2014                                                        964,000           1,026,660
Norcraft Holdings/Capital, Step-up Coupon,
0% to 9/1/2008, 9.75% to 9/1/2012                                                        1,845,000           1,309,950
Paxson Communications Corp.:
Step-up Coupon, 0% to 1/15/2006, 12.25% to 1/15/2009                                       519,000             493,050
10.75%, 7/15/2008                                                                          408,000             403,920
Petro Stopping Centers, 9.0%, 2/15/2012                                                  1,611,000           1,635,165
Pinnacle Entertainment, Inc., 8.75%, 10/1/2013                                             889,000             957,897
Premier Entertainment Biloxi LLC/Finance, 10.75%, 2/1/2012                               1,260,000           1,271,025
PRIMEDIA, Inc.:
8.643%**, 5/15/2010                                                                      1,778,000           1,875,790
8.875%, 5/15/2011                                                                        1,551,000           1,634,366
Renaissance Media Group LLC, 10.0%, 4/15/2008                                              922,000             918,542
Resorts International Hotel & Casino, Inc., 11.5%, 3/15/2009                             1,839,000           2,075,771
Restaurant Co., 11.25%, 5/15/2008                                                        1,226,473           1,249,469
Schuler Homes, Inc., 10.5%, 7/15/2011                                                    1,939,000           2,128,052
Simmons Bedding Co.:
144A, Step-up Coupon, 0% to 12/15/2009, 10.0% to 12/15/2014                              2,211,000           1,160,775
7.875%, 1/15/2014                                                                          375,000             351,562
Sinclair Broadcast Group, Inc.:
8.0%, 3/15/2012                                                                          1,267,000           1,308,177
8.75%, 12/15/2011                                                                        2,880,000           3,052,800
Sonic Automotive, Inc., Series B, 8.625%, 8/15/2013                                        401,000             413,030
Toys "R" Us, Inc., 7.375%, 10/15/2018                                                    1,018,000             822,035
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015 (c)                                    2,965,000           3,009,475
TRW Automotive, Inc.:
11.0%, 2/15/2013                                                                         2,027,000           2,351,320
11.75%, 2/15/2013                                                           EUR            359,000             517,971
United Auto Group, Inc., 9.625%, 3/15/2012                                               1,460,000           1,573,150
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009                                          452,000             479,120
Williams Scotsman, Inc., 9.875%, 6/1/2007                                                2,285,000           2,239,300
Wynn Las Vegas LLC, 6.625%, 12/1/2014                                                      694,000             675,783
XM Satellite Radio, Inc.:
Step-up Coupon, 0% to 12/31/2005, 14.0% to 12/31/2009                                    1,743,104           1,804,113
12.0%, 6/15/2010                                                                            70,000              79,712
Young Broadcasting, Inc.:
8.75%, 1/15/2014 (c)                                                                     1,762,000           1,541,750
10.0%, 3/1/2011                                                                            395,000             373,275
                                                                                                           ------------
                                                                                                            73,266,402

Consumer Staples 2.0%
Agrilink Foods, Inc., 11.875%, 11/1/2008                                                   369,000             380,070
Alliance One International, Inc.:
144A, 11.0%, 5/15/2012                                                                     790,000             815,675
144A, 12.75%, 11/15/2012                                                                   505,000             479,750
Del Laboratories, Inc., 8.0%, 2/1/2012                                                     580,000             469,800
Duane Reade, Inc., 9.75%, 8/1/2011                                                         560,000             436,800
GNC Corp.:
8.5%, 12/1/2010                                                                            450,000             373,500
8.625%, 1/15/2011                                                                          113,000             107,350
North Atlantic Trading Co., 9.25%, 3/1/2012                                              2,390,000           1,816,400
Pinnacle Foods Holding Corp., 8.25%, 12/1/2013                                             255,000             232,050
Swift & Co.:
10.125%, 10/1/2009                                                                       1,080,000           1,174,500
12.5%, 1/1/2010                                                                            265,000             296,138
Viskase Co., Inc., 11.5%, 6/15/2011                                                      1,120,000           1,209,600
                                                                                                           ------------
                                                                                                             7,791,633

Energy 5.0%
Belden & Blake Corp., 8.75%, 7/15/2012                                                   1,489,000           1,559,728
Chesapeake Energy Corp., 6.875%, 1/15/2016                                                 174,000             180,525
CITGO Petroleum Corp., 6.0%, 10/15/2011                                                  1,546,000           1,553,730
Dynegy Holdings, Inc.:
6.875%, 4/1/2011                                                                           390,000             390,975
7.125%, 5/15/2018                                                                          520,000             504,400
7.625%, 10/15/2026                                                                         719,000             701,025
8.75%, 2/15/2012                                                                           185,000             203,500
144A, 9.875%, 7/15/2010                                                                  1,784,000           1,971,320
El Paso Production Holding Corp., 7.75%, 6/1/2013                                          995,000           1,055,944
Key Energy Services, Inc., 6.375%, 5/1/2013                                                365,000             365,913
Newpark Resources, Inc., Series B, 8.625%, 12/15/2007                                    1,734,000           1,731,832
NGC Corp. Capital Trust I, Series B, 8.316%, 6/1/2027                                    1,520,000           1,368,000
Sonat, Inc., 7.0%, 2/1/2018                                                                595,000             574,175
Southern Natural Gas, 8.875%, 3/15/2010                                                  1,203,000           1,312,694
Stone Energy Corp.:
6.75%, 12/15/2014                                                                          636,000             629,640
8.25%, 12/15/2011                                                                        1,789,000           1,891,867
Whiting Petroleum Corp., 7.25%, 5/1/2013                                                   120,000             121,200
Williams Companies, Inc.:
8.125%, 3/15/2012                                                                        2,155,000           2,478,250
8.75%, 3/15/2032                                                                           662,000             819,225
                                                                                                           ------------
                                                                                                            19,413,943

Financials 10.6%
AAC Group Holding Corp., 144A, Step-up Coupon,
0% to 10/1/2008, 10.25% to 10/1/2012                                                       270,000             195,075
Affinia Group, Inc., 144A, 9.0%, 11/30/2014                                              1,564,000           1,251,200
Alamosa Delaware, Inc.:
Step-up Coupon, 0% to 7/31/2005, 12.0% to 7/31/2009                                        669,000             746,771
8.5%, 1/31/2012                                                                            185,000             200,263
Alliance Mortgage Cycle Loan, 12.25%, 6/4/2010                                             500,000             500,000
AmeriCredit Corp., 9.25%, 5/1/2009                                                       2,905,000           3,079,300
Atlantic Mutual Insurance Co., 144A, 8.15%, 2/15/2028                                      433,000             278,642
BF Saul Real Estate Investment Trust, (REIT), 7.5%, 3/1/2014                               517,000             535,095
E*TRADE Financial Corp., 8.0%, 6/15/2011                                                 1,182,000           1,255,875
Eaton Vance Corp., CDO II, Series C-X, 13.68%, 7/15/2012 *                               2,037,287                   0
FINOVA Group, Inc., 7.5%, 11/15/2009                                                     2,602,870           1,190,813
Ford Motor Credit Co.:
7.25%, 10/25/2011                                                                        5,465,000           5,378,729
7.375%, 10/28/2009                                                                         365,000             364,188
FRD Acquisition Co., Series B, 12.5%, 7/15/2004 *                                          120,000                   0
General Motors Acceptance Corp.:
4.13%**, 3/20/2007                                                                       1,535,000           1,509,937
6.125%, 8/28/2007                                                                          610,000             608,937
6.75%, 12/1/2014                                                                         1,240,000           1,167,936
6.875%, 9/15/2011                                                                        1,000,000             965,117
7.75%, 1/19/2010                                                                           190,000             195,444
8.0%, 11/1/2031                                                                          8,745,000           8,482,667
H&E Equipment/Finance, 11.125%, 6/15/2012                                                1,385,000           1,530,425
Poster Financial Group, Inc., 8.75%, 12/1/2011                                           1,295,000           1,320,900
PXRE Capital Trust I, 8.85%, 2/1/2027                                                      997,000           1,033,811
Qwest Capital Funding, Inc., 6.5%, 11/15/2018                                              227,000             187,275
R.H. Donnelly Finance Corp., 10.875%, 12/15/2012                                           862,000             999,920
Radnor Holdings Corp., 11.0%, 3/15/2010 (c)                                              2,024,000           1,356,080
Rafaella Apparel Group, Inc., 144A, 11.25%, 6/15/2011                                      450,000             445,500
RC Royalty Subordinated LLC, 7.0%, 1/1/2018                                                664,000             574,360
TIG Capital Holdings Trust, 144A, 8.597%, 1/15/2027                                      1,385,000           1,156,475
Triad Acquisition, 144A, 11.125%, 5/1/2013                                                 735,000             757,050
UGS Corp., 10.0%, 6/1/2012                                                               1,422,000           1,578,420
Universal City Development, 11.75%, 4/1/2010                                             1,835,000           2,107,956
                                                                                                           ------------
                                                                                                            40,954,161

Health Care 1.7%
Cinacalcet Royalty Subordinated LLC, 8.0%, 3/30/2017                                       440,000             457,600
Eszopiclone Royalty Subordinated LLC, 12.0%, 3/15/2014                                     655,000             655,000
HEALTHSOUTH Corp., 10.75%, 10/1/2008                                                     1,426,000           1,483,040
InSight Health Services Corp., Series B, 9.875%, 11/1/2011                                 807,000             700,073
Tenet Healthcare Corp., 144A, 9.25%, 2/1/2015                                            3,122,000           3,215,660
                                                                                                           ------------
                                                                                                             6,511,373

Industrials 11.8%
Aavid Thermal Technologies, Inc., 12.75%, 2/1/2007                                       2,335,000           2,469,262
Allied Security Escrow Corp., 11.375%, 7/15/2011                                         1,300,000           1,287,000
Allied Waste North America, Inc.:
Series B, 5.75%, 2/15/2011                                                               2,041,000           1,923,642
Series B, 9.25%, 9/1/2012                                                                1,608,000           1,754,730
American Color Graphics, 10.0%, 6/15/2010                                                1,105,000             784,550
Avondale Mills, Inc., 10.504%**, 7/1/2012                                                1,095,000           1,073,100
Bear Creek Corp., 144A, 8.33%**, 3/1/2012                                                  570,000             564,300
Beazer Homes USA, Inc.:
8.375%, 4/15/2012                                                                        1,020,000           1,095,225
8.625%, 5/15/2011                                                                          725,000             772,125
Browning-Ferris Industries:
7.4%, 9/15/2035                                                                          1,662,000           1,437,630
9.25%, 5/1/2021                                                                            488,000             494,100
Cenveo Corp., 7.875%, 12/1/2013                                                          1,187,000           1,146,939
Collins & Aikman Floor Cover, Series B, 9.75%, 2/15/2010                                 1,927,000           2,008,897
Columbus McKinnon Corp., 10.0%, 8/1/2010                                                   778,000             851,910
Compression Polymers Corp.:
144A, 10.46%**, 7/1/2012                                                                   405,000             407,025
144A, 10.5%, 7/1/2013                                                                      865,000             873,650
Congoleum Corp., 8.625%, 8/1/2008                                                          823,000             831,230
Cornell Companies, Inc., 10.75%, 7/1/2012                                                  984,000           1,020,900
Dana Corp., 7.0%, 3/1/2029                                                               1,176,000           1,038,073
Erico International Corp., 8.875%, 3/1/2012                                                307,000             319,280
Goodman Global Holding Co., Inc., 144A, 7.875%, 12/15/2012 (c)                             705,000             676,800
ISP Chemco, Inc., Series B, 10.25%, 7/1/2011                                             2,167,000           2,356,612
K. Hovnanian Enterprises, Inc., 8.875%, 4/1/2012                                         1,365,000           1,484,438
Kansas City Southern:
7.5%, 6/15/2009                                                                            399,000             410,970
9.5%, 10/1/2008                                                                          2,569,000           2,815,537
Kinetek, Inc., Series D, 10.75%, 11/15/2006                                              1,857,000           1,717,725
Metaldyne Corp., 144A, 10.0%, 11/1/2013                                                  1,200,000           1,056,000
Millennium America, Inc., 9.25%, 6/15/2008                                               2,246,000           2,448,140
NTK Holdings, Inc., 144A, Step-up Coupon,
0% to 9/1/2009, 10.75% to 3/1/2014                                                         706,000             402,420
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014                                   1,005,000           1,150,725
Remington Arms Co., Inc., 10.5%, 2/1/2011                                                  586,000             574,280
Sea Containers Ltd., Series B, 10.75%, 10/15/2006                                          190,000             192,138
Securus Technologies, Inc., 144A, 11.0%, 9/1/2011                                          791,000             682,238
Ship Finance International Ltd., 8.5%, 12/15/2013                                        1,897,000           1,816,378
Technical Olympic USA, Inc.:
7.5%, 3/15/2011                                                                            576,000             552,960
10.375%, 7/1/2012                                                                        2,001,000           2,131,065
The Brickman Group Ltd., Series B, 11.75%, 12/15/2009                                      794,000             905,160
United Rentals North America, Inc., 7.0%, 2/15/2014 (c)                                  1,700,000           1,602,250
Xerox Capital Trust I, 8.0%, 2/1/2027                                                      800,000             834,000
                                                                                                           ------------
                                                                                                            45,963,404

Information Technology 2.7%
Activant Solutions, Inc.:
144A, 9.504%**, 4/1/2010                                                                   140,000             144,200
10.5%, 6/15/2011                                                                           979,000           1,062,215
Eschelon Operating Co.:
8.375%, 3/15/2010                                                                          230,000             211,600
8.375%, 3/15/2010                                                                          310,000             285,200
L-3 Communications Corp., 144A, 6.375%, 10/15/2015                                         770,000             779,625
Lucent Technologies, Inc.:
6.45%, 3/15/2029                                                                         2,239,000           2,015,100
7.25%, 7/15/2006                                                                           368,000             376,740
Sanmina-SCI Corp.:
6.75%, 3/1/2013                                                                          2,463,000           2,370,637
10.375%, 1/15/2010                                                                       1,887,000           2,094,570
Solar Capital Corp., 144A, 10.25%, 8/15/2015                                               950,000             984,437
SunGard Data Systems, Inc., LIBOR, plus .450, 144A, 8.525%**, 8/15/2013                     90,000              93,263
Viasystems, Inc., 10.5%, 1/15/2011                                                         175,000             171,500
                                                                                                           ------------
                                                                                                            10,589,087

Materials 11.8%
ARCO Chemical Co., 9.8%, 2/1/2020                                                        4,117,000           4,611,040
Associated Materials, Inc., Step-up Coupon,
0% to 3/1/2009, 11.25% to 3/1/2014                                                       2,723,000           1,729,105
Caraustar Industries, Inc., 9.875%, 4/1/2011                                             2,506,000           2,549,855
Constar International, Inc.:
144A, 6.643%**, 2/15/2012                                                                  509,000             488,640
11.0%, 12/1/2012                                                                           235,000             189,175
Dayton Superior Corp.:
10.75%, 9/15/2008                                                                          888,000             923,520
13.0%, 6/15/2009                                                                         1,515,000           1,371,075
Edgen Acquisition Corp., 9.875%, 2/1/2011                                                  468,000             463,320
GEO Specialty Chemicals, Inc., 12.004%, 12/31/2009                                       1,415,000           1,422,075
Georgia-Pacific Corp.:
8.0%, 1/15/2024                                                                          2,152,000           2,453,280
9.375%, 2/1/2013                                                                         1,622,000           1,832,860
Hercules, Inc., 6.75%, 10/15/2029                                                          955,000             953,806
Huntsman Advanced Materials LLC, 11.0%, 7/15/2010                                        1,447,000           1,645,962
Huntsman International LLC, 10.125%, 7/1/2009                               EUR            781,000             975,331
Huntsman LLC, 11.625%, 10/15/2010                                                        1,940,000           2,279,500
IMC Global, Inc.:
7.375%, 8/1/2018                                                                           380,000             386,650
10.875%, 8/1/2013                                                                        1,525,000           1,797,594
Intermet Corp.:
144A, 1.0%**, 3/31/2009                                                                  2,000,000           1,990,000
9.75%, 6/15/2009 *                                                                         160,000              72,000
International Steel Group, Inc., 6.5%, 4/15/2014                                           535,000             532,325
MMI Products, Inc., Series B, 11.25%, 4/15/2007                                          1,115,000           1,089,913
Neenah Foundry Co.:
144A, 11.0%, 9/30/2010                                                                   2,296,000           2,548,560
144A, 13.0%, 9/30/2013                                                                     929,254             947,839
NewPage Corp., 144A, 9.42%**, 5/1/2012                                                     915,000             924,150
Omnova Solutions, Inc., 11.25%, 6/1/2010                                                 1,997,000           2,116,820
Oregon Steel Mills, Inc., 10.0%, 7/15/2009                                                 780,000             846,300
Oxford Automotive, Inc., 144A, 12.0%, 10/15/2010 *                                       1,775,993             887,997
Pliant Corp., 144A, 11.625%, 6/15/2009 (PIK)                                                     5                   5
Portola Packaging, Inc., 8.25%, 2/1/2012                                                 1,202,000             913,520
Rockwood Specialties Group, Inc.:
144A, 7.625%, 11/15/2014                                                    EUR            840,000           1,033,735
10.625%, 5/15/2011                                                                         175,000             193,813
Sheffield Steel Corp., 11.375%, 8/15/2011                                                  892,000             900,920
TriMas Corp., 9.875%, 6/15/2012                                                          2,578,000           2,204,190
UAP Holding Corp., Step-up Coupon, 0% to 1/15/2008, 10.75% to 7/15/2012                  1,024,000             875,520
United States Steel Corp., 9.75%, 5/15/2010                                              1,512,000           1,663,200
                                                                                                           ------------
                                                                                                            45,813,595

Telecommunication Services 7.1%
AirGate PCS, Inc., 7.349%**, 10/15/2011                                                    506,000             526,240
American Cellular Corp., Series B, 10.0%, 8/1/2011                                       1,110,000           1,162,725
AT&T Corp.:
9.05%, 11/15/2011                                                                        1,348,000           1,538,405
9.75%, 11/15/2031                                                                        1,496,000           1,937,320
Cincinnati Bell, Inc.:
7.25%, 7/15/2013                                                                           384,000             409,440
8.375%, 1/15/2014 (c)                                                                    2,888,000           2,974,640
144A, 8.375%, 1/15/2014                                                                    220,000             226,600
Dobson Communications Corp., 8.875%, 10/1/2013                                             235,000             234,413
Insight Midwest LP, 9.75%, 10/1/2009                                                       529,000             548,176
LCI International, Inc., 7.25%, 6/15/2007                                                1,430,000           1,401,400
Level 3 Financing, Inc., 10.75%, 10/15/2011                                                235,000             196,225
MCI, Inc., 8.735%, 5/1/2014                                                              2,291,000           2,577,375
Nextel Communications, Inc., 7.375%, 8/1/2015                                            4,835,000           5,209,713
Nextel Partners, Inc., 8.125%, 7/1/2011                                                    829,000             904,646
Qwest Corp.:
144A, 6.671%**, 6/15/2013                                                                  520,000             543,400
7.25%, 9/15/2025                                                                         1,176,000           1,099,560
Qwest Services Corp.:
13.5%, 12/15/2010                                                                        3,043,000           3,499,450
14.0%, 12/15/2014                                                                          442,000             534,820
Rural Cellular Corp., 9.875%, 2/1/2010                                                      45,000              47,925
SBA Telecom, Inc., Step-up Coupon, 0% to 12/15/2007, 9.75% to 12/15/2011                   240,000             220,200
Triton PCS, Inc., 8.5%, 6/1/2013                                                           322,000             296,240
Ubiquitel Operating Co., 9.875%, 3/1/2011                                                  361,000             402,966
US Unwired, Inc., Series B, 10.0%, 6/15/2012                                               919,000           1,061,445
Western Wireless Corp., 9.25%, 7/15/2013                                                   156,000             177,840
                                                                                                           ------------
                                                                                                            27,731,164
Utilities 6.8%
AES Corp., 144A, 8.75%, 5/15/2013                                                        2,158,000           2,389,985
Allegheny Energy Supply Co. LLC:
144A, 8.25%, 4/15/2012                                                                   2,939,000           3,306,375
144A, 10.25%, 11/15/2007                                                                 1,314,000           1,435,545
144A, 13.0%, 11/15/2007                                                                    410,000             447,925
Calpine Corp.:
7.625%, 4/15/2006                                                                          365,000             335,800
144A, 8.5%, 7/15/2010                                                                    1,764,000           1,358,280
CMS Energy Corp.:
8.5%, 4/15/2011                                                                          1,425,000           1,601,344
9.875%, 10/15/2007                                                                       2,185,000           2,398,037
DPL, Inc., 6.875%, 9/1/2011                                                                703,000             768,028
Mission Energy Holding Co., 13.5%, 7/15/2008                                             3,735,000           4,463,325
NorthWestern Corp., 144A, 5.875%, 11/1/2014                                                344,000             354,320
NRG Energy, Inc., 144A, 8.0%, 12/15/2013                                                 2,840,000           3,038,800
PSE&G Energy Holdings LLC:
8.5%, 6/15/2011                                                                          1,246,000           1,361,255
10.0%, 10/1/2009                                                                         2,545,000           2,869,487
Tenaska Alabama Partners LP, 144A, 7.0%, 6/30/2021                                         325,000             337,188
                                                                                                           ------------
                                                                                                            26,465,694

Total Corporate Bonds (Cost $303,880,333)                                                                  304,470,456
                                                                                                           ------------
Foreign Bonds - US$ Denominated 14.9%
Consumer Discretionary 2.3%
Jafra Cosmetics International, Inc., 10.75%, 5/15/2011                                   1,837,000           2,057,440
Kabel Deutschland GmbH, 144A, 10.625%, 7/1/2014                                          1,325,000           1,464,125
Shaw Communications, Inc., 8.25%, 4/11/2010                                              2,276,000           2,526,360
Telenet Group Holding NV, 144A, Step-up Coupon,
0% to 12/15/2008, 11.5% to 6/15/2014                                                     1,970,000           1,585,850
Vitro Envases Norteamerica SA, 144A, 10.75%, 7/23/2011                                     190,000             191,900
Vitro SA de CV, Series A, 144A, 11.75%, 11/1/2013 (c)                                    1,145,000           1,050,538
                                                                                                           ------------
                                                                                                             8,876,213
Consumer Staples 0.4%
Burns Philp Capital Property Ltd., 10.75%, 2/15/2011                                     1,163,000           1,290,930
Grupo Cosan SA, 144A, 9.0%, 11/1/2009                                                      175,000             182,875
                                                                                                           ------------
                                                                                                             1,473,805
Energy 2.2%
Luscar Coal Ltd., 9.75%, 10/15/2011                                                      1,401,000           1,534,095
OAO Gazprom, 144A, 9.625%, 3/1/2013                                                      1,400,000           1,701,000
Petroleum Geo-Services ASA, 10.0%, 11/5/2010                                             4,231,699           4,781,820
Secunda International Ltd., 11.599%**, 9/1/2012                                            759,000             751,410
                                                                                                           ------------
                                                                                                             8,768,325

Financials 0.7%
Conproca SA de CV, 12.0%, 6/16/2010                                                        763,000             934,675
Eircom Funding, 8.25%, 8/15/2013                                                         1,108,000           1,185,560
New ASAT (Finance) Ltd., 9.25%, 2/1/2011                                                   516,000             433,440
                                                                                                           ------------
                                                                                                             2,553,675
Health Care 0.3%
Biovail Corp., 7.875%, 4/1/2010                                                            995,000           1,027,338
                                                                                                           ------------
Industrials 2.4%
CP Ships Ltd., 10.375%, 7/15/2012                                                        1,313,000           1,478,766
Grupo Transportacion Ferroviaria Mexicana SA de CV:
144A, 9.375%, 5/1/2012                                                                   1,230,000           1,316,100
10.25%, 6/15/2007                                                                        2,521,000           2,691,167
12.5%, 6/15/2012                                                                           944,000           1,111,560
J. Ray McDermott SA, 144A, 11.5%, 12/15/2013                                               990,000           1,133,550
LeGrand SA, 8.5%, 2/15/2025                                                                756,000             910,980
Stena AB, 9.625%, 12/1/2012                                                                543,000             597,979
Supercanal Holding SA, 11.5%, 5/15/2005 *                                                  464,000              69,600
                                                                                                           ------------
                                                                                                             9,309,702
Materials 3.1%
Alrosa Finance SA, 144A, 8.875%, 11/17/2014                                                175,000             198,625
Cascades, Inc., 7.25%, 2/15/2013                                                         1,720,000           1,720,000
Crown Euro Holdings SA, 10.875%, 3/1/2013                                                  626,000             733,985
ISPAT Inland ULC, 9.75%, 4/1/2014                                                        1,398,000           1,649,640
Rhodia SA, 8.875%, 6/1/2011 (c)                                                          2,805,000           2,720,850
Sino-Forest Corp., 144A, 9.125%, 8/17/2011                                                  30,000              32,625
Tembec Industries, Inc.:
8.5%, 2/1/2011                                                                           4,298,000           3,438,400
8.625%, 6/30/2009                                                                        2,045,000           1,733,137
                                                                                                           ------------
                                                                                                            12,227,262

Sovereign Bonds 0.6%
Dominican Republic, 144A, 9.04%, 1/23/2018                                                 188,000             197,400
Federative Republic of Brazil, 8.875%, 10/14/2019                                          925,000             957,375
Republic of Argentina, 8.28%, 12/31/2033 (PIK)                                           1,375,595           1,329,513
Republic of Turkey, 7.25%, 3/15/2015                                                        10,000              10,256
Republic of Venezuela, 10.75%, 9/19/2013                                                    25,000              29,025
                                                                                                           ------------
                                                                                                             2,523,569

Telecommunication Services 2.9%
Alestra SA de RL de CV, 8.0%, 6/30/2010                                                    408,000             367,200
Axtel SA, 11.0%, 12/15/2013                                                                546,000             599,235
Cell C Property Ltd., 144A, 11.0%, 7/1/2015                                                920,000             886,650
Embratel, Series B, 11.0%, 12/15/2008                                                      594,000             665,280
Global Crossing UK Finance, 144A, 10.75%, 12/15/2014                                       914,000             840,880
Grupo Iusacell SA de CV, Series B, 10.0%, 7/15/2004 *                                      179,000             137,830
Intelsat Bermuda Ltd., 144A, 8.695%**, 1/15/2012                                           613,000             625,260
Millicom International Cellular SA, 10.0%, 12/1/2013                                     1,782,000           1,844,370
Mobifon Holdings BV, 12.5%, 7/31/2010                                                    1,816,000           2,197,360
Mobile Telesystems Financial, 144A, 8.375%, 10/14/2010                                     197,000             206,111
Nortel Networks Corp., 6.875%, 9/1/2023                                                    339,000             322,898
Nortel Networks Ltd., 6.125%, 2/15/2006                                                  2,591,000           2,597,477
                                                                                                           ------------
                                                                                                            11,290,551

Total Foreign Bonds - US$ Denominated (Cost $57,222,643)                                                    58,050,440
                                                                                                           ------------
Foreign Bonds - Non US$ Denominated 1.8% Consumer Discretionary 0.6% IESY
Repository GMBH:
144A, 8.75%, 2/15/2015                                                      EUR            840,000             977,720
144A, 10.125%, 2/15/2015                                                    EUR            370,000             464,869
Victoria Acquisition III BV, 144A, 7.875%, 10/1/2014                        EUR            682,000             756,605
                                                                                                           ------------
                                                                                                             2,199,194
Industrials 0.2%
Grohe Holdings GmbH, 144A, 8.625%, 10/1/2014                                EUR            777,000             902,036
                                                                                                           ------------
Sovereign Bonds 1.0%
Mexican Bonds:
Series MI-10, 8.0%, 12/19/2013                                              MXN         13,203,000           1,143,737
Series MI-10, 9.5%, 12/18/2014                                              MXN          1,876,000             177,561
Republic of Argentina, 7.82%, 12/31/2033 (PIK)                              EUR          2,200,035           2,556,735
                                                                                                           ------------
                                                                                                             3,878,033


Total Foreign Bonds - Non US$ Denominated (Cost $6,841,717)                                                  6,979,263
                                                                                                           ------------
Asset Backed 0.3%
Golden Tree High Yield Opportunities LP, "D1",
Series 1, 13.054%, 10/31/2007
(Cost $1,000,000)                                                                        1,000,000           1,038,100
                                                                                                           ------------
Convertible Bonds 0.2%
Consumer Discretionary 0.2%
HIH Capital Ltd.:
144A, Series DOM, 7.5%, 9/25/2006                                                          525,000             519,750
144A, Series EURO, 7.5%, 9/25/2006                                                          85,000              84,150
                                                                                                           ------------
Total Convertible Bonds (Cost $589,877)                                                                        603,900

Loan Participations 0.3%
Citigroup Global (Severstal), 8.625%, 2/24/2009                                            198,000             203,406
Intermet Corp., LIBOR plus .425%, 1.0%**, 3/31/2009                                      1,000,000             995,000
                                                                                                           ------------
Total Loan Participations (Cost $1,158,342)                                                                  1,198,406


                                                                                            Shares            Value ($)
Common Stocks 0.4%
Consumer Discretionary 0.0%
Catalina Restaurant Group, Inc.*                                                             2,211               3,538
                                                                                                           ------------
Industrials 0.2%
Anthony Crane Holding Rental*                                                               35,744             656,048
                                                                                                           ------------
Materials 0.2%
GEO Specialty Chemicals, Inc.*                                                              18,711             243,238
GEO Specialty Chemicals, Inc., 144A*                                                         1,703              25,545
Oxford Automotive, Inc.*                                                                 1,097,593             340,254
                                                                                                           ------------
                                                                                                               609,037
Telecommunication Services 0.0%
IMPSAT Fiber Networks, Inc.*                                                                16,780             103,029
Viatel, Inc.*                                                                                6,136                   0
                                                                                                           ------------
                                                                                                               103,029

Total Common Stocks (Cost $1,883,914)                                                                        1,371,652
                                                                                                           ------------
Warrants 0.0%
Dayton Superior Corp., 144A*                                                                   648                   7
DeCrane Aircraft Holdings, Inc., 144A*                                                       1,230                   0
McLeod USA, Inc.*                                                                                1                   0
TravelCenters of America, Inc.*                                                              2,155                 269
                                                                                                           ------------
Total Warrants (Cost $12,581)                                                                                      276

Preferred Stocks 0.3%
Paxson Communications Corp., 14.25%, (PIK)
(Cost $1,518,168)                                                                              182           1,202,381
                                                                                                           ------------

                                                                                             Units            Value ($)

Other Investments 0.3%
Hercules, Inc., (Bond Unit), 6.5%, 6/30/2029                                             1,664,000           1,331,200
SpinCycle, Inc., "F" (Common Stock Unit)                                                        16                  18
SpinCycle, Inc., (Common Stock Unit)                                                         2,283               2,511
                                                                                                           ------------
Total Other Investments (Cost $1,184,811)                                                                    1,333,729

                                                                                            Shares            Value ($)

Securities Lending Collateral 4.3%
Scudder Daily Assets Fund Institutional, 3.34% (b)(d)
(Cost $16,843,480)                                                                      16,843,480          16,843,480
                                                                                                           ------------
Cash Equivalents 2.3%
Scudder Cash Management QP Trust, 3.34% (a)
(Cost $8,983,028)                                                                        8,983,028           8,983,028
                                                                                                           ------------

                                                                                              % of
                                                                                           Net Assets       Value ($)
                                                                                           ----------       ---------

Total Investment Portfolio  (Cost $401,148,894)                                              103.5         402,105,111
Other Assets and Liabilities, Net                                                             -3.5         -13,572,022
                                                                                                           ------------
Net Assets                                                                                   100.0         388,533,089
                                                                                                           ============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds that are in default.

                                                            Maturity         Principal        Acquisition
Security                                        Coupon        Date             Amount           Cost ($)      Value ($)
-----------------------------------------------------------------------------------------------------------------------
Eaton Vance Corp., CDO II, Series C-X           13.68 %    7/15/2012     2,037,287   USD        2,037,287          -
-----------------------------------------------------------------------------------------------------------------------
FRD Acquisition Co.                              12.5 %    7/15/2004       120,000   USD               -           -
-----------------------------------------------------------------------------------------------------------------------
Grupo Iusacell SA de CV                          10.0 %    7/15/2004       179,000   USD          110,815     137,830
-----------------------------------------------------------------------------------------------------------------------
Intermet Corp.                                   9.75 %    6/15/2009       160,000   USD           67,943      72,000
-----------------------------------------------------------------------------------------------------------------------
Oxford Automotive, Inc.                          12.0 %    10/15/2010     1,775,993  USD        1,049,341     887,997
-----------------------------------------------------------------------------------------------------------------------
Supercanal Holding SA                            11.5 %    5/15/2005        464,000  USD           281,627      69,600
-----------------------------------------------------------------------------------------------------------------------
                                                                                                $3,547,013  $1,167,427
-----------------------------------------------------------------------------------------------------------------------

** Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of July 31, 2005.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) Scudder Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(c) All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2005 amounted to $16,465,060, which is 4.2% of net assets.

(d) Represents collateral held in connection with securities lending.

(e) Principal amount stated in US dollars unless otherwise noted.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transaction exempt from registration, normally to qualified institutional buyers.

LIBOR: London InterBank Offer Rate

PIK:  Denotes that all or a portion of the income is paid in kind.

REIT: Real Estate Investment Trust

As of July 31, 2005, the Fund had the following open forward foreign currency exchange contracts:
                                                                     Unrealized
                                                                    Appreciation
         Contracts to Deliver           In Exchange For      Date      (US $)
--------------------------------------------------------------------------------
EUR                           5,101,294 USD    6,461,274  11/18/2005    245,461
--------------------------------------------------------------------------------
EUR                             308,757 USD      400,779   9/9/2005      25,828
--------------------------------------------------------------------------------
EUR                             197,164 USD      256,687   9/9/2005      17,253
--------------------------------------------------------------------------------
EUR                             202,460 USD      262,991  9/27/2005      16,928
--------------------------------------------------------------------------------
EUR                             202,460 USD      262,111  9/27/2005      16,048
--------------------------------------------------------------------------------
EUR                             120,222 USD      156,517   9/9/2005      10,520
--------------------------------------------------------------------------------
EUR                              98,720 USD      127,806  9/27/2005       7,825
--------------------------------------------------------------------------------
EUR                              58,020 USD       78,228   9/9/2005       7,769
--------------------------------------------------------------------------------
EUR                              53,573 USD       71,671   9/9/2005       6,615
--------------------------------------------------------------------------------
EUR                              53,573 USD       71,673   9/9/2005       6,615
--------------------------------------------------------------------------------
EUR                              33,845 USD       45,633   9/9/2005       4,532
--------------------------------------------------------------------------------
EUR                             151,450 USD      186,083  9/27/2005       2,015
--------------------------------------------------------------------------------
EUR                             148,374 USD      182,467  11/18/2005      1,676
--------------------------------------------------------------------------------
Total unrealized appreciation                                           369,085
--------------------------------------------------------------------------------

                                                                     Unrealized
                                                                    Depreciation
      Contracts to Deliver              In Exchange For      Date      (US $)
--------------------------------------------------------------------------------
EUR                              90,600 USD      110,094  9/27/2005         (18)
--------------------------------------------------------------------------------
EUR                             159,367 USD      193,378  11/18/2005       (807)
--------------------------------------------------------------------------------
EUR                             233,325 USD      283,177  11/16/2005     (1,091)
--------------------------------------------------------------------------------
USD                             262,991 EUR      202,460  9/27/2005     (16,928)
--------------------------------------------------------------------------------
USD                             400,779 EUR      308,757   9/9/2005     (25,828)
--------------------------------------------------------------------------------
MXN                          16,322,469 USD    1,447,708  11/10/2005    (66,179)
--------------------------------------------------------------------------------
Total unrealized depreciation                                          (110,851)
--------------------------------------------------------------------------------

Currency Abbreviations
---------------------------------------------------------------------------
EUR                 Euro               USD          United States Dollar
---------------------------------------------------------------------------
MXN                 Mexican Peso
---------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder High Income Plus Fund, a series of
                                    Scudder MG Investments Trust


By:                                 /s/Julian Sluyters
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               September 23, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder High Income Plus Fund, a series of
                                    Scudder MG Investments Trust


By:                                 /s/Julian Sluyters
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               September 23, 2005



By:                                 /s/Paul Schubert
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               September 23, 2005